Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Insurance Series
Entity Central Index Key	0000912577
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000026768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Money Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Money Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
AssetsNet	$ 80,179,787
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 92,599
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$80,179,787 Number of Investments62 Total Advisory Fees Paid$92,599
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S Treasury Securities	21.6%
U.S Government Agency Securities	22.1%
Repurchase Agreements	56.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.0%
91-180 Days	6.6%
31-90 Days	6.0%
8-30 Days	4.3%
1-7 Days	76.0%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”), the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%. Prior to this, effective October 2, 2023, pursuant to the Amendments, the Fund is not required to adopt a liquidity fee framework.

     Effective September 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.20% to 0.15% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]

     Effective April 2, 2024, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”), the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%. Prior to this, effective October 2, 2023, pursuant to the Amendments, the Fund is not required to adopt a liquidity fee framework.

     Effective September 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.20% to 0.15% of the Fund’s average daily net assets.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026775
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities II (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Fund for U.S. Government Securities II	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the blended index consisting of a 67%/33% blend of the Bloomberg US Mortgage Backed Securities Index and the Bloomberg US Government Bond Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.

Top Contributors to Performance

  Sector allocation was the largest positive contributor to performance relative to the Blended Index as an overweight allocation to residential mortgage-backed securities (MBS) which posted positive excess return, as well as exposure to commercial MBS and non-agency MBS, proved beneficial due to incremental income and tighter spreads.

  Security selection proved beneficial to performance relative to the Blended Index, attributable to a preference for MBS issued by Fannie Mae and Freddie Mac over Ginnie Mae securities, which lagged their conventional counterparts.

  Interest rate strategy was additive to relative performance as duration and yield curve positioning made small positive contributions.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Blended index.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Federated Hermes Fund for U.S. Government Securities II	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index	Bloomberg US Government Bond Index	Blended Index
12/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2015	$10,052	$10,055	$10,151	$10,086	$10,130
12/31/2016	$10,213	$10,321	$10,321	$10,191	$10,279
12/31/2017	$10,410	$10,687	$10,576	$10,426	$10,527
12/31/2018	$10,457	$10,688	$10,681	$10,518	$10,628
12/31/2019	$11,074	$11,620	$11,359	$11,236	$11,321
12/31/2020	$11,651	$12,492	$11,799	$12,128	$11,911
12/31/2021	$11,413	$12,299	$11,676	$11,853	$11,739
12/31/2022	$9,981	$10,699	$10,297	$10,392	$10,334
12/31/2023	$10,399	$11,291	$10,817	$10,817	$10,823
12/31/2024	$10,459	$11,432	$10,946	$10,885	$10,933

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Fund for U.S. Government Securities II	0.58%	(1.14%)	0.45%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74%)	0.91%
Bloomberg US Government Bond Index	0.62%	(0.63%)	0.85%
Blended Index	1.01%	(0.69%)	0.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 70,743,923
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 333,896
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$70,743,923 Number of Investments173 Portfolio Turnover22% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)13% Total Advisory Fees Paid$333,896
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.5%
Non-Agency Mortgage-Backed Securities	2.7%
Asset-Backed Securities	4.0%
U.S Government Agency Commerical Mortgage-Backed Securities	4.6%
U.S Government Agency Securities	7.4%
U.S Treasury Securities	10.4%
U.S Government Agency Mortgage-Backed Securities	68.9%

Material Fund Change [Text Block]
C000026776
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Income Bond Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

  The Fund was positively impacted by strong security selection in the Insurance – P&C, Building Materials and Consumer Cyclical Services industry sectors.

  The Fund’s underweight allocation to the underperforming Wireless Telecommunications sector favorably impacted performance in the period.

  Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition Holdings, SRS Distribution, Community Health Systems, Condor Merger Sub and Allied Universal Holdco.

Top Detractors from Performance

  The Fund’s underweight allocation to the outperforming Wirelines Telecommunications and Retailers industry sectors negatively impacted performance in the period. The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging, Cable & Satellite and Automotive industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  The Fund was negatively impacted by security selection in the Media & Entertainment, Midstream and Pharmaceutical industry sectors.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, CSC Holdings LLC, Enviva and CMG Media Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Primary Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper Variable Underlying High Yield Funds Average
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,743	$10,055	$9,557	$9,686
12/31/2016	$11,187	$10,321	$11,194	$10,975
12/31/2017	$11,963	$10,687	$12,033	$11,693
12/31/2018	$11,570	$10,688	$11,783	$11,396
12/31/2019	$13,252	$11,620	$13,470	$12,893
12/31/2020	$13,993	$12,492	$14,419	$13,552
12/31/2021	$14,671	$12,299	$15,178	$14,223
12/31/2022	$12,943	$10,699	$13,481	$12,882
12/31/2023	$14,589	$11,291	$15,293	$14,425
12/31/2024	$15,504	$11,432	$16,546	$15,519

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Primary Shares	6.27%	3.19%	4.48%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Lipper Variable Underlying High Yield Funds Average	7.58%	3.76%	4.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 118,651,525
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 672,278
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$118,651,525 Number of Investments465 Portfolio Turnover28% Total Advisory Fees Paid$672,278
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Consumer Cyclical Services	3.7%
Building Materials	4.3%
Health Care	4.7%
Packaging	4.9%
Gaming	5.3%
Automotive	5.4%
Midstream	5.5%
Cable Satellite	5.7%
Insurance - P&C	9.0%
Technology	11.9%

Material Fund Change [Text Block]
C000026777
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Income Bond Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.

Top Contributors to Performance

  The Fund was positively impacted by strong security selection in the Insurance – P&C, Building Materials and Consumer Cyclical Services industry sectors.

  The Fund’s underweight allocation to the underperforming Wireless Telecommunications sector favorably impacted performance in the period.

  Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition Holdings, SRS Distribution, Community Health Systems, Condor Merger Sub and Allied Universal Holdco.

Top Detractors from Performance

  The Fund’s underweight allocation to the outperforming Wirelines Telecommunications and Retailers industry sectors negatively impacted performance in the period. The Fund was also negatively impacted by its overweight allocation to the underperforming Packaging, Cable & Satellite and Automotive industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  The Fund was negatively impacted by security selection in the Media & Entertainment, Midstream and Pharmaceutical industry sectors.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, CSC Holdings LLC, Enviva and CMG Media Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper Variable Underlying High Yield Funds Average
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,728	$10,055	$9,557	$9,686
12/31/2016	$11,141	$10,321	$11,194	$10,975
12/31/2017	$11,872	$10,687	$12,033	$11,693
12/31/2018	$11,465	$10,688	$11,783	$11,396
12/31/2019	$13,085	$11,620	$13,470	$12,893
12/31/2020	$13,799	$12,492	$14,419	$13,552
12/31/2021	$14,412	$12,299	$15,178	$14,223
12/31/2022	$12,694	$10,699	$13,481	$12,882
12/31/2023	$14,277	$11,291	$15,293	$14,425
12/31/2024	$15,113	$11,432	$16,546	$15,519

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	5.85%	2.92%	4.22%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Lipper Variable Underlying High Yield Funds Average	7.58%	3.76%	4.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 118,651,525
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 672,278
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$118,651,525 Number of Investments465 Portfolio Turnover28% Total Advisory Fees Paid$672,278
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Consumer Cyclical Services	3.7%
Building Materials	4.3%
Health Care	4.7%
Packaging	4.9%
Gaming	5.3%
Automotive	5.4%
Midstream	5.5%
Cable Satellite	5.7%
Insurance - P&C	9.0%
Technology	11.9%

Material Fund Change [Text Block]
C000026779
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$169	1.56%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  By sector, allocation to the Industrials and Financials sectors positively affected Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included Apollo Global, Blue Owl, Eaton Corp., Hamilton Lane, Quanta Services and Trane Technologies.

  The Consumer Staples sector also led to outperformance through positive stock selection during the reporting period.

Top Detractors from Performance

  The allocation to the Technology sector detracted from Fund relative performance. The Fund was underweight the sector during the reporting period as the Artificial Intelligence trend boosted sector returns.

  By sector, stock selection in Real Estate detracted from Fund relative performance.

  A top individual Fund holding that detracted from performance was New Fortress Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Primary Shares	Russell 3000® Index	Morningstar US Insurance Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$10,637	$10,048	$9,974	$9,980
12/31/2016	$11,027	$11,327	$10,448	$10,711
12/31/2017	$14,151	$13,721	$13,145	$13,418
12/31/2018	$14,694	$13,002	$12,614	$12,780
12/31/2019	$19,664	$17,035	$16,950	$17,314
12/31/2020	$25,326	$20,593	$23,485	$23,475
12/31/2021	$25,962	$25,877	$25,884	$26,463
12/31/2022	$18,150	$20,907	$17,709	$19,392
12/31/2023	$20,914	$26,334	$21,358	$24,408
12/31/2024	$24,480	$32,604	$24,917	$29,803

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Primary Shares	17.05%	4.48%	9.37%
Russell 3000®IndexFootnote Reference*	23.81%	13.86%	12.54%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Morningstar US Insurance Mid-Cap Growth Funds Average	16.68%	9.05%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 138,680,218
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 1,716,741
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$138,680,218 Number of Investments147 Portfolio Turnover47% Total Advisory Fees Paid$1,716,741
Holdings [Text Block]

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.5%
Utilities	1.5%
Communication Services	1.7%
Consumer Staples	2.2%
Materials	3.0%
Real Estate	3.2%
Finanicals	9.6%
Consumer Discretionary	12.2%
Industrials	18.2%
Information Technology	22.3%
Health Care	24.6%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

C000026780
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$196	1.81%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell Midcap Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing principally in common stocks of small and medium-sized companies that are traded on national securities exchanges, the NASDAQ stock market and on the over-the-counter market.

Top Contributors to Performance

  By sector, allocation to the Industrials and Financials sectors positively affected Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included Apollo Global, Blue Owl, Eaton Corp., Hamilton Lane, Quanta Services and Trane Technologies.

  The Consumer Staples sector also led to outperformance through positive stock selection during the reporting period.

Top Detractors from Performance

  The allocation to the Technology sector detracted from Fund relative performance. The Fund was underweight the sector during the reporting period as the Artificial Intelligence trend boosted sector returns.

  By sector, stock selection in Real Estate detracted from Fund relative performance.

  A top individual Fund holding that detracted from performance was New Fortress Energy, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Russell 3000® Index	Morningstar US Insurance Mid-Cap Growth Funds Average	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$10,615	$10,048	$9,974	$9,980
12/31/2016	$10,978	$11,327	$10,448	$10,711
12/31/2017	$14,049	$13,721	$13,145	$13,418
12/31/2018	$14,551	$13,002	$12,614	$12,780
12/31/2019	$19,428	$17,035	$16,950	$17,314
12/31/2020	$24,962	$20,593	$23,485	$23,475
12/31/2021	$25,527	$25,877	$25,884	$26,463
12/31/2022	$17,803	$20,907	$17,709	$19,392
12/31/2023	$20,462	$26,334	$21,358	$24,408
12/31/2024	$23,879	$32,604	$24,917	$29,803

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	16.70%	4.21%	9.09%
Russell 3000®IndexFootnote Reference*	23.81%	13.86%	12.54%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Morningstar US Insurance Mid-Cap Growth Funds Average	16.68%	9.05%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 138,680,218
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 1,716,741
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$138,680,218 Number of Investments147 Portfolio Turnover47% Total Advisory Fees Paid$1,716,741
Holdings [Text Block]

Top Sectors – Equity (% of Total Net Assets)

Value	Value
Energy	1.5%
Utilities	1.5%
Communication Services	1.7%
Consumer Staples	2.2%
Materials	3.0%
Real Estate	3.2%
Finanicals	9.6%
Consumer Discretionary	12.2%
Industrials	18.2%
Information Technology	22.3%
Health Care	24.6%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

Material Fund Change Adviser [Text Block]

     Effective August 1, 2024, the Fund’s Sub-Adviser, Federated Global Investment Management Corp., became the Fund’s Adviser, replacing Federated Equity Management Company of Pennsylvania. There were no changes to the Fund’s portfolio managers, investment objectives, investment strategies or fees and expenses as a result of the Adviser replacement.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective September 30, 2024, Mark Bauknight, Senior Portfolio Manager, retired from the Fund’s Adviser. The other members of the portfolio management team continue to manage the Fund.

C000026773
Shareholder Report [Line Items]
Fund Name	Federated Hermes Managed Volatility Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the Bloomberg US Aggregate Bond Index and the Russell 1000 Value Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index (the “S&P 500”) which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to achieve high current income and moderate capital appreciation by investing in both equity and fixed-income securities that have high income potential.

Top Contributors to Performance

  The S&P 500 futures were the largest contributor to Fund relative performance. The Fund was long S&P 500 futures for the reporting period, over which the S&P 500 had a 25% total return.

  Equity security selection for each of the eleven sectors in the S&P 500 contributed positively to Fund relative performance. The sectors with the most positive impact were Industrials, Financials, Consumer Staples and Information Technology.

  Short interest rate futures positions (which gain when interest rates move higher) were used tactically during the reporting period and added to Fund relative performance, particularly in the fourth quarter of 2024.

  Yield curve positioning; sector allocation (overweight emerging markets, trade finance loans and high yield); security selection (investment-grade corporates and mortgage-backed securities); and duration management all contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity put options negatively impacted Fund relative performance. The Fund’s long put option positions lost value as the equity market moved higher in the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Primary Shares	S&P 500 Index	Blended Index	Morningstar US Insurance Tactical Allocation Funds Average
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,244	$10,138	$9,899	$9,526
12/31/2016	$9,955	$11,351	$10,741	$10,222
12/31/2017	$11,758	$13,829	$11,550	$11,568
12/31/2018	$10,759	$13,223	$11,190	$10,873
12/31/2019	$12,936	$17,386	$12,963	$12,744
12/31/2020	$13,056	$20,585	$13,814	$13,725
12/31/2021	$15,473	$26,494	$15,010	$15,245
12/31/2022	$13,345	$21,696	$13,424	$12,933
12/31/2023	$14,503	$27,399	$14,497	$14,545
12/31/2024	$16,760	$34,254	$15,433	$16,213

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Primary Shares	15.56%	5.32%	5.30%
S&P 500 IndexFootnote Reference*	25.02%	14.52%	13.10%
Blended Index	6.46%	3.55%	4.43%
Morningstar US Insurance Tactical Allocation Funds Average	10.72%	4.81%	4.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 186,920,910
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 1,165,474
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$186,920,910 Number of Investments662 Portfolio Turnover69% Total Advisory Fees Paid$1,165,474
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Put Options	0.1%
Foreign Governments/Agencies	0.1%
Bank Loan Core Fund	0.3%
Emerging Markets Core Fund	1.4%
Federated Hermes High Income Bond Fund II, Class P	1.7%
International Equity Securities	2.8%
Project and Trade Finance Core Fund	3.2%
Cash Equivalents	5.9%
Domestic Equity Securities	37.2%
Domestic Fixed-Income Securities	48.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	4.2%
Communication Services	4.3%
Real Estate	4.4%
Utilities	4.5%
Energy	6.0%
Consumer Discretionary	6.1%
Consumer Staples	7.9%
Information Technology	9.9%
Health Care	15.1%
Industrials	15.2%
Financials	22.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 2024, Brian Smalley joined the portfolio management team as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 2024, Brian Smalley joined the portfolio management team as a portfolio manager of the Fund.

C000199834
Shareholder Report [Line Items]
Fund Name	Federated Hermes Managed Volatility Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$132	1.23%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the Bloomberg US Aggregate Bond Index and the Russell 1000 Value Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index (the “S&P 500”) which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to achieve high current income and moderate capital appreciation by investing in both equity and fixed-income securities that have high income potential.

Top Contributors to Performance

  The S&P 500 futures were the largest contributor to Fund relative performance. The Fund was long S&P 500 futures for the reporting period, over which the S&P 500 had a 25% total return.

  Equity security selection for each of the eleven sectors in the S&P 500 contributed positively to Fund relative performance. The sectors with the most positive impact were Industrials, Financials, Consumer Staples and Information Technology.

  Short interest rate futures positions (which gain when interest rates move higher) were used tactically during the reporting period and added to Fund relative performance, particularly in the fourth quarter of 2024.

  Yield curve positioning; sector allocation (overweight emerging markets, trade finance loans and high yield); security selection (investment-grade corporates and mortgage-backed securities); and duration management all contributed positively to Fund relative performance.

Top Detractors from Performance

  Equity put options negatively impacted Fund relative performance. The Fund’s long put option positions lost value as the equity market moved higher in the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	S&P 500 Index	Blended Index	Morningstar US Insurance Tactical Allocation Funds Average
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,244	$10,138	$9,899	$9,526
12/31/2016	$9,955	$11,351	$10,741	$10,222
12/31/2017	$11,758	$13,829	$11,550	$11,568
12/31/2018	$10,748	$13,223	$11,190	$10,873
12/31/2019	$12,889	$17,386	$12,963	$12,744
12/31/2020	$12,980	$20,585	$13,814	$13,725
12/31/2021	$15,349	$26,494	$15,010	$15,245
12/31/2022	$13,201	$21,696	$13,424	$12,933
12/31/2023	$14,301	$27,399	$14,497	$14,545
12/31/2024	$16,504	$34,254	$15,433	$16,213

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	15.41%	5.07%	5.14%
S&P 500 IndexFootnote Reference*	25.02%	14.52%	13.10%
Blended Index	6.46%	3.55%	4.43%
Morningstar US Insurance Tactical Allocation Funds Average	10.72%	4.81%	4.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the S&P 500 Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 186,920,910
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 1,165,474
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$186,920,910 Number of Investments662 Portfolio Turnover69% Total Advisory Fees Paid$1,165,474
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Purchased Put Options	0.1%
Foreign Governments/Agencies	0.1%
Bank Loan Core Fund	0.3%
Emerging Markets Core Fund	1.4%
Federated Hermes High Income Bond Fund II, Class P	1.7%
International Equity Securities	2.8%
Project and Trade Finance Core Fund	3.2%
Cash Equivalents	5.9%
Domestic Equity Securities	37.2%
Domestic Fixed-Income Securities	48.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	4.2%
Communication Services	4.3%
Real Estate	4.4%
Utilities	4.5%
Energy	6.0%
Consumer Discretionary	6.1%
Consumer Staples	7.9%
Information Technology	9.9%
Health Care	15.1%
Industrials	15.2%
Financials	22.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 2024, Brian Smalley joined the portfolio management team as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 2024, Brian Smalley joined the portfolio management team as a portfolio manager of the Fund.

C000026769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Quality Bond Fund II
Class Name	Primary Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Primary Shares	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection outperformance. Security selection was the largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the most positive contribution to relative Fund performance were Synovus Financial, Textron, Inter-American Development Bank and Piedmont Office Realty Trust. Top performing positions relative to the Index included both over-and underweighted securities.

  Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 101% of Index duration. From the beginning to the end of the period interest rates rose; however, active management between slightly long, slightly short and neutral positions relative to the Index throughout the period resulted in an overall positive contribution.

  Underweight positions in Sovereign and Supranational sectors of the Index contributed to positive performance relative to the Index.

Top Detractors from Performance

  The Fund’s positioning along the yield curve was a small detractor from relative performance during the period.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Primary Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,976	$10,055	$10,090
12/31/2016	$10,357	$10,321	$10,461
12/31/2017	$10,775	$10,687	$10,845
12/31/2018	$10,711	$10,688	$10,846
12/31/2019	$11,723	$11,620	$11,879
12/31/2020	$12,674	$12,492	$12,721
12/31/2021	$12,498	$12,299	$12,590
12/31/2022	$11,338	$10,699	$11,445
12/31/2023	$12,034	$11,291	$12,238
12/31/2024	$12,502	$11,432	$12,729

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Primary Shares	3.89%	1.30%	2.26%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Intermediate Credit Index	4.01%	1.39%	2.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 138,535,057
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 742,409
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$138,535,057 Number of Investments374 Portfolio Turnover21% Total Advisory Fees Paid$742,409
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	1.4%
Repurchase Agreements	1.4%
Corporate Bonds	98.4%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000026770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Quality Bond Fund II
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection outperformance. Security selection was the largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the most positive contribution to relative Fund performance were Synovus Financial, Textron, Inter-American Development Bank and Piedmont Office Realty Trust. Top performing positions relative to the Index included both over-and underweighted securities.

  Duration management contributed to relative Fund performance. The Fund’s average duration for the period was 101% of Index duration. From the beginning to the end of the period interest rates rose; however, active management between slightly long, slightly short and neutral positions relative to the Index throughout the period resulted in an overall positive contribution.

  Underweight positions in Sovereign and Supranational sectors of the Index contributed to positive performance relative to the Index.

Top Detractors from Performance

  The Fund’s positioning along the yield curve was a small detractor from relative performance during the period.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Credit Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,956	$10,055	$10,090
12/31/2016	$10,308	$10,321	$10,461
12/31/2017	$10,694	$10,687	$10,845
12/31/2018	$10,610	$10,688	$10,846
12/31/2019	$11,583	$11,620	$11,879
12/31/2020	$12,494	$12,492	$12,721
12/31/2021	$12,286	$12,299	$12,590
12/31/2022	$11,124	$10,699	$11,445
12/31/2023	$11,775	$11,291	$12,238
12/31/2024	$12,201	$11,432	$12,729

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	3.62%	1.04%	2.01%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Intermediate Credit Index	4.01%	1.39%	2.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 138,535,057
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 742,409
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$138,535,057 Number of Investments374 Portfolio Turnover21% Total Advisory Fees Paid$742,409
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Securities Lending Collateral	1.4%
Repurchase Agreements	1.4%
Corporate Bonds	98.4%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]